Employee future benefits	3 Months Ended
Mar. 31, 2023
Employee future benefits

4. Employee future benefits

The change in the Company’s employee future benefit obligations is summarized as follows:

	Three months ended March 31, 2023			Year ended December 31, 2022
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	21,657	93	21,750	29,412
Current service cost	30	3	33	142
Interest cost	200	1	201	295
Actuarial loss (gain) from changes in financial assumptions	148	-	148	(5,915)
Benefits paid	(194)	-	(194)	(752)
Impact of foreign exchange rate changes	334	1	335	(1,432)
Balances – End of the period	22,175	98	22,273	21,750

Change in plan assets
Balances – Beginning of the period	10,591	-	10,591	11,927
Interest income from plan assets	99	-	99	120
Employer contributions	8	-	8	45
Employee contributions	2	-	2	10
Benefits paid	(71)	-	(71)	(247)
Remeasurement of plan assets	(14)	-	(14)	(641)
Impact of foreign exchange rate changes	160	-	160	(623)
Balances – End of the period	10,775	-	10,775	10,591

Net liability of the unfunded plans	10,913	98	11,011	10,787
Net liability of the funded plans	487	-	487	372
Net amount recognized as Employee future benefits	11,400	98	11,498	11,159

Amounts recognized:
In net loss	131	4	135	295
Actuarial (loss) gain on defined benefit plans and remeasurement of the net defined benefit liability in other comprehensive loss	(162)	-	(162)	5,262

The calculation of the employee future benefit obligation is sensitive to the discount rate assumption and other assumptions such as the rate of the pension benefit increase. Discount rates were 3.70% as of March 31, 2023 and 3.75% as of December 31, 2022, causing the variances in the actuarial loss (gain) on defined benefit plan during the quarter ended March 31, 2023.

Aeterna Zentaris Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2023, and for the three months ended March 31, 2023 and 2022

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)